S000056604 [Member] Investment Objectives and Goals - iShares Core MSCI International Developed Markets ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE MSCI INTERNATIONAL DEVELOPED MARKETS ETF Ticker: IDEVStock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States.